Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating expenses:
Payroll and related expenses	$ 228,779	$ 255,189	$ 898,876	$ 775,384	$ 199,919	$ 1,106,997
General and administrative expenses	341,205	170,711	861,179	523,206	272,271	998,717
Marketing and business development expense	14,003	10,898	41,309	14,606	13,557	32,152
Total	583,987	436,798	1,801,364	1,313,196	485,747	2,137,866
Operating loss	(583,987)	(436,798)	(1,801,364)	(1,313,196)	(485,747)	(2,137,866)
Other Income	321		321
Other expense:
Interest Expense	(339,877)	(52,157)	(814,922)	(173,726)		(306,393)
Net loss	$ (923,543)	$ (488,955)	$ (2,615,965)	$ (1,486,922)	$ (485,747)	$ (2,444,259)
Net loss per share
Basic (in Dollars per share)	$ (0.57)	$ (488.96)	$ (6.35)	$ (1,486.92)	$ (485.75)	$ (2,444.26)
Weighted average shares outstanding:
Basic (in Shares)	1,631,272	1,000	411,918	1,000	1,000	1,000
Previously Reported
Other expense:
Net loss			$ (2,615,965)	$ (1,486,922)